11. Derivative Financial Instruments and Hedging Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Company’s derivative financial instruments
	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income
	Years ended December 31,			Years ended December 31,
	2012	2011		2012	2011
Interest rate derivative contracts	$-	$(20)	Interest income	$-	$628